Concentration of Risk (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets	$ 26,265	$ 28,245	$ 43,069
Second Sight (Switzerland) Sarl [Member]
Assets	$ 2,228	$ 3,041